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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 3/31/05

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sonar Capital Management, LLC
   Address:      75 Park Plaza
                 2nd Floor
                 Boston, MA 02116

Form 13F File Number: 28-11132
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Johnson
Title:   Chief Financial Officer
Phone:   617-956-3860

Signature, Place, and Date of Signing:

       /s/ Robert J. Johnson             Boston, MA          5/13/05
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                 0
                                        --------------------

Form 13F Information Table Entry Total:           46
                                        --------------------

Form 13F Information Table Value Total:      137,185
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
AXS-ONE INC                       COM      002458107     959    286,300   SH               SOLE              286,300     0       0

ADVANCED MEDICAL OPTICS INC       COM      00763M108   7,242    200,000   SH               SOLE              200,000     0       0

AMYLIN PHARMACEUTICALS INC        COM      032346108   1,836    105,000   SH               SOLE              105,000     0       0

AMYLIN PHARMACEUTICALS INC        COM      032346108   3,935    225,000   SH   CALL        SOLE              225,000     0       0

ASTRAZENECA PLC              SPDN ADR      046353108   7,115    180,000   SH               SOLE              180,000     0       0

BIOGEN IDEC INC                   COM      09062X103   2,864     83,000   SH               SOLE               83,000     0       0

BIOSANTE PHAMACEUTICALS INC       COM      09065V203     120     30,000   SH   CALL        SOLE               30,000     0       0

CV THERAPEUTICS INC               COM      126667104   1,323     65,000   SH               SOLE               65,000     0       0

CARACO PHARMACEUTICAL LABS L      COM      14075T107   1,637    200,100   SH               SOLE              200,100     0       0

CHARLES RIV LABS INTL INC         COM      159864107   2,775     59,000   SH               SOLE               59,000     0       0

COMCAST CORP NEW             CL A SPL      20030N200   5,217    156,000   SH               SOLE              156,000     0       0

CONOR MEDSYSTEMS INC              COM      208264101   1,792    110,000   SH               SOLE              110,000     0       0

DISCOVERY LABORATORIES INC N      COM      254668106   1,858    330,000   SH               SOLE              330,000     0       0

ENCORE MED CORP                   COM      29256E109   2,047    380,514   SH               SOLE              380,514     0       0

ENCYSIVE PHARMACEUTICALS INC      COM      29256X107   3,741    366,000   SH               SOLE              366,000     0       0

GENENTECH INC                     COM      368710406   5,661    100,000   SH               SOLE              100,000     0       0

GENESCO INC                       COM      371532102   2,330     82,000   SH               SOLE               82,000     0       0

ICOS CORP                         COM      449295104   4,290    191,000   SH               SOLE              191,000     0       0

INSPIRE PHARMACEUTICALS INC       COM      457733103     938    115,000   SH               SOLE              115,000     0       0

INNOVO GROUP INC                  COM      457954600     459     92,500   SH               SOLE               92,500     0       0

KOHL'S CORP                       COM      500255104   4,389     85,000   SH               SOLE               85,000     0       0

LINEAR TECHNOLOGY CORP            COM      535678106   7,662    200,000   SH               SOLE              200,000     0       0

MGI PHARMA INC                    COM      552880106   6,578    260,300   SH               SOLE              260,300     0       0

MEDICINES CO                      COM      584688105   4,419    195,000   SH               SOLE              195,000     0       0

MEDTRONIC INC                     COM      585055106   2,955     58,000   SH               SOLE               58,000     0       0

MYOGEN INC                        COM      62856E104     182     23,100   SH               SOLE               23,100     0       0

NAPSTER INC                       COM      630797108     749    115,000   SH               SOLE              115,000     0       0

NETLOGIC MICROSYSTEMS INC         COM      64118B100     609     49,100   SH               SOLE               49,100     0       0

NEUROCRINE BIOSCIENCES INC        COM      64125C109   3,425     90,000   SH               SOLE               90,000     0       0

PLX TECHNOLOGY INC                COM      693417107     182     17,300   SH               SOLE               17,300     0       0

ST JUDE MED INC                   COM      790849103   3,708    103,000   SH               SOLE              103,000     0       0

SEPRACOR INC                      COM      817315104   4,306     75,000   SH               SOLE               75,000     0       0

SERONO S A                   SPDN ADR      81752M101   3,630    200,000   SH               SOLE              200,000     0       0

SIERRA WIRELESS INC               COM      826516106     460     56,100   SH               SOLE               56,100     0       0

SIGMATEL INC                      COM      82661W107   5,615    150,000   SH               SOLE              150,000     0       0

SKECHERS U S A INC               CL A      830566105   2,912    188,100   SH               SOLE              188,100     0       0

SURMODICS INC                     COM      868873100   4,002    125,400   SH   CALL        SOLE              125,400     0       0

TELIK INC                         COM      87959M109   2,036    135,000   SH               SOLE              135,000     0       0

TIME WARNER INC                   COM      887317105   3,686    210,000   SH               SOLE              210,000     0       0

TRANSMETA CORP DEL                COM      89376R109   2,372  2,550,000   SH               SOLE            2,550,000     0       0

VASOGEN INC                       COM      92232F103   2,025    500,000   SH               SOLE              500,000     0       0

VICOR CORP                        COM      925815102     875     83,800   SH               SOLE               83,800     0       0

VION PHARMACEUTICALS INC          COM      927624106     285    100,000   SH               SOLE              100,000     0       0

WORKSTREAM INC                    COM      981402100     445    100,000   SH               SOLE              100,000     0       0

MARVELL TECHNOLOGY GROUP LTD      ORD      G5876H105   3,719     97,000   SH               SOLE               97,000     0       0

SEAGATE TECHNOLOGY                SHS      G7945J104   7,820    400,000   SH               SOLE              400,000     0       0
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